STOCK-BASED COMPENSATION PLANS	12 Months Ended
Dec. 31, 2012
STOCK-BASED COMPENSATION PLANS
STOCK-BASED COMPENSATION PLANS

24.                               STOCK-BASED COMPENSATION PLANS

(a)                     Stock-based compensation expense:

	2012	2011	2010
Cost of goods sold	$304	$385	$492
Sales and marketing	1,149	1,075	1,199
Research and development	1,341	1,110	861
Administration	2,987	2,928	2,913
Restructuring	—	—	540
Continuing operations	5,781	5,498	6,005
Discontinued operations	932	951	951
	$6,713	$6,449	$6,956
Stock option plan	$2,121	$2,844	$3,359
Restricted stock plan	4,592	3,605	3,597
	$6,713	$6,449	$6,956

(b)                     Stock option plan

Under the terms of our employee Stock Option Plan (the “Plan”), our Board of Directors may grant options to employees, officers and directors.  The maximum number of shares available for issue under the Plan is the lesser of 10% of the number of issued and outstanding common shares from time to time or 7,000,000 common shares.  Based on the number of shares outstanding as at December 31, 2012, stock options exercisable into 703,365 common shares are available for future allocation under the Plan.

The Plan provides that the exercise price of an option will be determined on the date of grant and will not be less than the closing market price of our stock at that date.  Options generally vest over four years, with the first 25% vesting at the first anniversary date of the grant and the balance vesting in equal amounts at the end of each month thereafter.  We determine the expiry date of each option at the time it is granted, which cannot be more than five years after the date of the grant.

The fair value of share options was estimated on the date of grant using the Black-Scholes option-pricing model with the following assumptions:

	2012	2011	2010
Risk-free interest rate	0.85%	2.07%	1.90%
Annual dividends per share	Nil	Nil	Nil
Expected stock price volatility	57%	60%	60%
Expected option life (in years)	4.0	4.0	4.0
Estimated forfeiture rate	3.5%	3.5%	3.5%
Average fair value of options granted (in dollars)	$3.42	$5.11	$4.21

There is no dividend yield because we do not pay, and do not plan to pay, cash dividends on our common shares.  The expected stock price volatility is based on the historical volatility of our average monthly stock closing prices over a period equal to the expected life of each option grant.  The risk-free interest rate is based on yields from risk-free instruments with a term equal to the expected term of the options being valued.  The expected life of options represents the period of time that the options are expected to be outstanding based on historical data of option holder exercise and termination behavior.  We estimate forfeitures at the time of grant and, if necessary, revise that estimate if actual forfeitures differ and adjust stock-based compensation expense accordingly.

The following table presents stock option activity for the years ended December 31:

	Number of	Weighted Average Exercise Price		Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	Shares	Cdn.$	U.S.$	In Years	U.S.$
Outstanding, December 31, 2009	2,158,088	13.51	12.83	2.5	3,246
Granted	698,972	9.12	8.76
Exercised	(173,879)	6.38	6.18		792
Forfeited	(423,453)	12.36	11.84
Outstanding, December 31, 2010	2,259,728	12.51	12.54	2.4	7,878
Granted	658,452	10.88	10.89
Exercised	(83,906)	6.06	6.19		417
Forfeited	(536,399)	13.91	13.97
Outstanding, December 31, 2011	2,297,875	12.11	11.86	2.5	705
Granted	636,963	7.85	7.82
Exercised	(85,051)	5.16	5.12		297
Forfeited	(493,910)	17.58	17.42
Outstanding, December 31, 2012	2,355,877	9.89	9.96	2.5	735

The intrinsic value of outstanding and exercisable stock options is calculated as the quoted market price of the stock at the balance sheet date, or date of exercise, less the exercise price of the option.  The aggregate intrinsic value of stock options exercised in the year ended December 31, 2012 was $297 (year ended December 31, 2011 - $417; year ended December 31, 2010 - $792).

The following table summarizes the stock options outstanding and exercisable at December 31, 2012:

	Options Outstanding				Options Exercisable
Range of	Number of	Weighted Average Remaining Option Life	Weighted Average Exercise Price		Number Of options	Weighted Average Exercise Price
Exercise Prices	Options	(years)	Cdn.$	U.S.$	Exercisable	Cdn.$	U.S.$
$3.98 – $7.93 U.S. $3.95 – $7.86 Cdn	601,145	3.1	6.68	6.73	185,921	4.57	4.61
$7.94 – $9.16 U.S. $7.87 – $9.09 Cdn	568,076	3.0	8.27	8.34	232,003	8.52	8.59
$9.17 – $11.10 U.S. $9.10 – $11.02 Cdn	486,416	2.8	10.20	10.27	267,013	10.02	10.10
$11.11 – $19.40 U.S. $11.03 – $19.25 Cdn	700,240	1.4	13.74	13.85	536,011	14.56	14.67
	2,355,877	2.5	9.89	9.96	1,220,948	10.90	10.98

The options outstanding at December 31, 2012 expire between February 5, 2013 and August 16, 2017.

As at December 31, 2012, the unrecognized stock-based compensation cost related to the non-vested stock options was $3,836 (2011 — $3,969; 2010 - $3,782), which is expected to be recognized over a weighted average period of 2.4 years (2011 — 2.6 years; 2010 — 2.2 years).

(c)                                                                      Restricted share plans

We have two market based restricted share unit plans: one for U.S. employees and the other for all non-U.S. employees, and a treasury based restricted share unit plan (collectively, the “RSPs”).  The RSPs further our growth and profitability objectives by providing long-term incentives to certain executives and other key employees and also encourage our objective of employee share ownership through the granting of restricted share units (“RSUs”).  There is no exercise price or monetary payment required from the employees upon the grant of an RSU or upon the subsequent delivery of common shares of Sierra Wireless, Inc. (or, in certain jurisdictions, cash in lieu at the option of the company) to settle vested RSUs.  The form and timing of settlement is subject to local laws.  With respect to the treasury based RSP, the maximum number of common shares which the company may issue from treasury is 1,000,000 common shares.  With respect to the two market based RSPs, independent trustees purchase Sierra Wireless common shares over the facilities of the TSX and Nasdaq, which are used to settle vested RSUs.  The existing trust funds are variable interest entities and are included in these consolidated financial statements as treasury shares held for RSU distribution.

Generally, RSUs vest over three years, in equal one-third amounts on each anniversary date of the date of the grant.  RSU grants to employees who are resident in France for french tax purposes will not vest before the second anniversary from the date of grant, and any shares issued are subject to an additional two year tax hold period.  There were 1,217,347 unvested RSUs and 7,648 vested RSUs outstanding as at December 31, 2012.

The aggregate intrinsic value of RSUs that vested and settled in the year ended December 31, 2012 was $3,835 (year ended December 31, 2011 - $4,170; year ended December 31, 2010 - $4,159).

The following table summarizes the RSU activity for the years ended December 31:

	Number of	Weighted Average Grant Date Fair Value		Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	RSUs	Cdn.$	U.S.$	In years	U.S.$
Outstanding, December 31, 2009	975,884	6.88	6.53	1.9	10,349
Granted	328,496	9.10	8.75
Vested	(443,610)	8.21	7.82		4,159
Forfeited	(32,779)	6.56	6.29
Outstanding, December 31, 2010	827,991	6.81	6.83	1.3	12,346
Granted	486,343	10.83	10.84
Vested	(379,121)	11.10	11.11		4,170
Forfeited	(31,184)	8.54	8.43
Outstanding, December 31, 2011	904,029	8.94	8.43	1.3	6,346
Granted	856,784	7.89	7.89
Vested	(499,038)	7.67	7.67		3,835
Forfeited	(36,780)	9.09	9.00
Outstanding, December 31, 2012	1,224,995	8.71	8.68	1.9	9,746
Outstanding – vested and not settled	7,648
Outstanding – unvested	1,217,347
Outstanding, December 31, 2012	1,224,995

As at December 31, 2012, the total remaining unrecognized compensation cost associated with the RSUs totalled $5,950 (2011 — $4,176; 2010 — $2,972), which is expected to be recognized over a weighted average period of 1.6 years (2011 — 1.9 years; 2010 — 1.6 years).